Consolidated Statements of Equity - USD ($) $ in Millions	Total	Common Stock	Additional Paid-In Capital	Shares Held In Trust	Equity Compensation Reserve	Accumulated Other Comprehensive Income	Retained Earnings	Total Stockholders' Equity
Balance at Dec. 31, 2019		$ 14	$ 4,088	$ (4)	$ 0	$ 2,539	$ 2,528	$ 9,165
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ (1,552)						(1,552)	(1,552)
Change in unrealized investment gains and losses, net of tax	1,421					1,421		1,421
Capital contribution			500					500
Shares acquired at cost				(18)				(18)
Shares distributed at cost				18				18
Reserve for equity compensation plans					8			8
Balance at Dec. 31, 2020		14	4,588	(4)	8	3,960	921	9,487
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	3,247						3,247	3,247
Change in unrealized investment gains and losses, net of tax	(2,070)					(2,070)		(2,070)
Capital contribution			1,375					1,375
Shares sold in connection with demerger	5		1	4
Reserve for equity compensation plans					(8)			(8)
Balance at Dec. 31, 2021		14	5,964	0	0	1,890	4,168	12,036
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	5,813						5,813	5,813
Change in unrealized investment gains and losses, net of tax	$ (7,201)					(7,201)		(7,201)
Balance at Dec. 31, 2022		$ 14	$ 5,364	$ 0	$ 0	$ (5,311)	$ 9,981	$ 10,048